Income Taxes (Schedule Of Temporary Differences Of Tax Effects To Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Accrued postretirement and postemployment benefits	$ 223	$ 214
Accrued pension costs	193	118
Inventory	76	61
Accrued liabilities	145	111
Other	110	84
Total deferred income tax assets	747	588
Trade names	(818)	(860)
Property, plant and equipment	(323)	(395)
Unremitted earnings	(897)	(817)
Foreign exchange	(31)	(57)
Total deferred income tax liabilities	(2,069)	(2,129)
Net deferred income tax liabilities	$ (1,322)	$ (1,541)